Note 13 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Property, plant and equipment	$ 3,743	$ 2,575
Property, plant and equipment	3,742	3,743	$ 2,575
Property, plant and equipment	(3,743)	(2,575)
Property, plant and equipment	(3,742)	(3,743)	(2,575)
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	6,037	6,554	5,549
Foreign exchange	(117)	(565)	426
Additions	935	3,234	938
Acquisition			206
Disposals	(380)	(251)	(565)
Reclass to assets held for sale		(2,935)
Reclassifications/corrections	(707)
Property, plant and equipment	5,768	6,037	6,554
Property, plant and equipment	(6,037)	(6,554)	(5,549)
Foreign exchange	117	565	(426)
Charge for the year	(935)	(3,234)	(938)
Disposals	380	251	565
Property, plant and equipment	(5,768)	(6,037)	(6,554)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(2,294)	(3,979)	(3,063)
Foreign exchange	63	394	(271)
Additions	(750)	(1,208)	(1,089)
Disposals	270	193	444
Reclass to assets held for sale		2,306
Reclassifications/corrections	(685)
Property, plant and equipment	(2,026)	(2,294)	(3,979)
Property, plant and equipment	2,294	3,979	3,063
Foreign exchange	(63)	(394)	271
Charge for the year	750	1,208	1,089
Disposals	(270)	(193)	(444)
Property, plant and equipment	2,026	2,294	3,979
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	318	562	476
Foreign exchange	(10)	(41)	41
Additions	36	28	125
Acquisition			0
Disposals	(37)	0	(80)
Reclass to assets held for sale		(231)
Reclassifications/corrections	0
Property, plant and equipment	307	318	562
Property, plant and equipment	(318)	(562)	(476)
Foreign exchange	10	41	(41)
Charge for the year	(36)	(28)	(125)
Disposals	37	(0)	80
Property, plant and equipment	(307)	(318)	(562)
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(238)	(399)	(373)
Foreign exchange	5	33	(31)
Additions	(48)	(69)	(66)
Disposals	26	0	71
Reclass to assets held for sale		197
Reclassifications/corrections	0
Property, plant and equipment	(255)	(238)	(399)
Property, plant and equipment	238	399	373
Foreign exchange	(5)	(33)	31
Charge for the year	48	69	66
Disposals	(26)	0	(71)
Property, plant and equipment	255	238	399
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	433	1,568	1,363
Foreign exchange	(23)	(154)	145
Additions	92	184	230
Acquisition			4
Disposals	(39)	(150)	(174)
Reclass to assets held for sale		(1,015)
Reclassifications/corrections	0
Property, plant and equipment	463	433	1,568
Property, plant and equipment	(433)	(1,568)	(1,363)
Foreign exchange	23	154	(145)
Charge for the year	(92)	(184)	(230)
Disposals	39	150	174
Property, plant and equipment	(463)	(433)	(1,568)
Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(211)	(970)	(836)
Foreign exchange	10	95	(85)
Additions	(90)	(186)	(206)
Disposals	28	131	157
Reclass to assets held for sale		719
Reclassifications/corrections	0
Property, plant and equipment	(263)	(211)	(970)
Property, plant and equipment	211	970	836
Foreign exchange	(10)	(95)	85
Charge for the year	90	186	206
Disposals	(28)	(131)	(157)
Property, plant and equipment	263	211	970
Plant and Equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,440	1,611	1,232
Foreign exchange	(32)	(146)	26
Additions	558	343	395
Acquisition			114
Disposals	(250)	(48)	(156)
Reclass to assets held for sale		(320)
Reclassifications/corrections	0
Property, plant and equipment	1,716	1,440	1,611
Property, plant and equipment	(1,440)	(1,611)	(1,232)
Foreign exchange	32	146	(26)
Charge for the year	(558)	(343)	(395)
Disposals	250	48	156
Property, plant and equipment	(1,716)	(1,440)	(1,611)
Plant and Equipment [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(717)	(872)	(747)
Foreign exchange	18	93	(70)
Additions	(179)	(179)	(167)
Disposals	171	9	112
Reclass to assets held for sale		232
Reclassifications/corrections	0
Property, plant and equipment	(707)	(717)	(872)
Property, plant and equipment	717	872	747
Foreign exchange	(18)	(93)	70
Charge for the year	179	179	167
Disposals	(171)	(9)	(112)
Property, plant and equipment	707	717	872
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	247	122	195
Foreign exchange	(9)	(10)	18
Additions	10	209	6
Acquisition			0
Disposals	0	0	(97)
Reclass to assets held for sale		(74)
Reclassifications/corrections	0
Property, plant and equipment	248	247	122
Property, plant and equipment	(247)	(122)	(195)
Foreign exchange	9	10	(18)
Charge for the year	(10)	(209)	(6)
Disposals	(0)	(0)	97
Property, plant and equipment	(248)	(247)	(122)
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(29)	(56)	(86)
Foreign exchange	1	6	(8)
Additions	(22)	(22)	(8)
Disposals	0	0	46
Reclass to assets held for sale		43
Reclassifications/corrections	0
Property, plant and equipment	(50)	(29)	(56)
Property, plant and equipment	29	56	86
Foreign exchange	(1)	(6)	8
Charge for the year	22	22	8
Disposals	0	0	(46)
Property, plant and equipment	50	29	56
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	3,599	2,691	2,283
Foreign exchange	(43)	(214)	196
Additions	239	2,470	182
Acquisition			88
Disposals	(54)	(53)	(58)
Reclass to assets held for sale		(1,295)
Reclassifications/corrections	(707)
Property, plant and equipment	3,034	3,599	2,691
Property, plant and equipment	(3,599)	(2,691)	(2,283)
Foreign exchange	43	214	(196)
Charge for the year	(239)	(2,470)	(182)
Disposals	54	53	58
Property, plant and equipment	(3,034)	(3,599)	(2,691)
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(1,099)	(1,682)	(1,021)
Foreign exchange	29	167	(77)
Additions	(411)	(752)	(642)
Disposals	45	53	58
Reclass to assets held for sale		1,115
Reclassifications/corrections	(685)
Property, plant and equipment	(751)	(1,099)	(1,682)
Property, plant and equipment	1,099	1,682	1,021
Foreign exchange	(29)	(167)	77
Charge for the year	411	752	642
Disposals	(45)	(53)	(58)
Property, plant and equipment	$ 751	$ 1,099	$ 1,682